CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	7 Months Ended	10 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Cash Flows Provided By (Used In) Operating Activities:
Net income (loss)	$ (573,863)	$ (710,962)	$ (1,284,825)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on expired option to acquire property	0	150,000	150,000
Depreciation	3,116	0	3,116
Amortization of debt discount	320,422	794	321,216
Issuance of stock to pay interest expense	3,669	0	3,669
Issuance of stock compensation	0	40,000	40,000
Changes in operating assets and liabilities
(Increase)/decrease in accounts receivable	(45,859)	(2,244)	(48,103)
(Increase)/decrease in other receivable	(19,765)	0	(19,765)
(Increase)/ decrease in prepaid	(7,304)	0	(7,304)
Increase/(decrease) in accounts payable, accrued expenses	(11,193)	43,212	32,019
Net cash provided by (used in) operating activities – continuing operations	(330,777)	(479,200)	(809,977)
Net cash provided by (used in) operating activities – discontinued operations	0	(9,871)	(9,871)
Net cash provided by (used for) operating activities	(330,777)	(488,192)	(819,848)
Cash Flows Provided By (Used In) Investing Activities:
Purchase of property and equipment	(8,250)	(282,753)	(291,003)
Purchase of option to acquire real estate	0	(150,000)	(150,000)
Net cash provided by (used for) investing Activities	(8,250)	(432,753)	(441,003)
Cash Flows Provided By (Used In) Financing Activities:
Purchase and cancellation of shares of common stock	0	(100,000)	(100,000)
Sales of common stock for cash	0	985,400	985,400
Proceeds from sale of warrants	400,000	0	400,000
Principal repayment on convertible notes payable	(943)	0	(943)
Proceeds from issuance of convertible notes payable, net of cash expenses	1,412,400	530,000	1,876,260
Deferred financing costs	(15,000)	0	(15,000)
Debt acquisition costs paid	0	(66,140)	0
Net cash provided by (used for) financing Activities	1,796,457	1,349,260	3,145,717
Net Increase (Decrease) In Cash	1,457,430	427,436	1,884,866
Cash at The Beginning Of The Period	427,436	0	0
Cash at the End Of The Period	1,884,866	427,436	1,884,866
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	46,476	0	46,476
Cash paid for income taxes	0	0	0
Net liabilities acquired on recapitalization	0	10,663	10,663
Cancellation of shares of common stock	0	100,000	100,000
Issuance of common stock for services	0	40,000	40,000
Net assets transferred on disposal of mapping division	0	452	452
Purchase of property with mortgage	0	170,000	170,000
Convertible notes payable settled in stock	255,000	0	255,000
Interest on convertible notes payable settled in stock	3,669	0	3,669
Warrants issued as payment for deferred financing costs	$ 100,000	$ 0	$ 100,000